SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

The accounting policies detailed below have been consistently applied in all periods presented in these financial statements, including the effects of adopting ASC 852 Reorganizations as described in notes 28 and 29 and for the fact that the Company reassessed the assumptions used for certain estimates as described below under “use of estimates”, as present below.

Basis of presentation and going concern assumption

These consolidated financial statements have been prepared according to United States Generally Accepted Accounting Principles (“U.S. GAAP”), which have been prepared under the assumption that the Company will continue as a going concern.

In August 2014, the FASB issued an accounting standard update that requires management to assess whether there are conditions or events, considered in aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements are issued. If substantial doubt exists, additional disclosures are required. This update was effective for the Company’s annual periods starting ended December 31, 2016. The Company’s assessment of our ability to continue as a going concern is further discussed below.

The retention of a large amount of funds in court deposits arising from discussions within the regulatory, labor, tax, and civil scope, with immediate impact on the liquidity of Oi Group, as well as with the imposition of high administrative fines, particularly by ANATEL, has contributed to the worsening financial situation in prior years.

Additionally, the change in the standards of consumption of telecommunication services, due to the technological evolution, worsened this scenario of financial difficulties even more. With the mass supply of mobile telephony, cable TV and Internet services, the attractiveness of fixed telephony services have been reduced, resulting in a decrease in the base of subscribers of Oi Group in this segment.

The financial statements for the year ended December 31, 2018, has been prepared assuming that the Company will continue as a going concern and in compliance with the legal requirements applicable to a judicial reorganization. The judicial reorganization is aimed at ensuring the continuation of the Oi Companies as going concerns. The likelihood that the Oi Companies will continue as going concerns increased with the approval of the JRP by a vast majority of creditors, at the General Creditors’ Meeting held on December 20, 2017, and approval that was ratified by the Judicial Reorganization Court on January 8, 2018. This ratification decision was issued on February 5, 2018 and, as a result, there was the novation of the involved borrowings and financing and the related balances recalculated pursuant to the terms and conditions of the Judicial Reorganization Plan, in accordance with the actions needed for its implementation.

On July 27, 2018, the Company completed the Capital Increase – Claim Capitalization, through the formalization of the capitalization of part of the Unsecure Claims of the Qualified Bondholders, as provided for by the JRP and approved at the Board of Directors’ meeting held on March 5, 2018. The new shares issued were delivered to Company’s shareholders who exercised their preemptive rights and the holders of the Unsecure Claims of the Qualified Bondholders, through the formalization of the capitalization of their claims.

Finally, on January 25, 2019, the Company completed the capital increase provided for by the JRP through the issue of 3,225,806,451 common shares for an aggregate subscription amount of R$4,000,000. The company believes that it has sufficient funds to continue as a going concern and discharge its obligations in the coming twelve months.

The continuity of the Company as a going concern is ultimately depending on the successful outcome of the judicial reorganization and the realization of other forecasts of the Oi Companies.

The Company has been successfully discharging the obligations set forth in the judicial reorganization proceedings and so far there have been no indications in this regard, we emphasize that these conditions and circumstances are herein described because of their own nature indicating the existence of uncertainty that may affect the success of the judicial reorganization and that it may cast doubts as to the Oi Companies’ ability to continue as going concerns.

Use of estimates

In preparing the financial statements in conformity with U.S. Generally Accepted Accounting Principles, the Company’s management uses estimates and assumptions based on historical experience and other factors, including expected future events, which are considered reasonable and relevant. The use of estimates and assumptions frequently requires judgments related to matters that are uncertain with respect to the outcomes of transactions and the amount of assets and liabilities. Actual results of operations and the financial position may differ from these estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowances for doubtful accounts, the valuation of derivatives, the valuation of available-for-sale investment, deferred tax assets, valuation of fixed assets, pension plan, income tax uncertainties and contingencies.

The estimate of the expected amount of the allowed claim under contingencies, following ASC 852 Reorganizations, is a significant estimate. As the estimation process is inherently uncertain, future actions and decisions by the Judicial Reorganization Court may differ significantly from its own estimate, potentially having material future effects on its financial statements. Furthermore, as of December 31, 2017 these liabilities were reported as the amounts expected to be allowed by the Judicial Reorganization Court, even if they may be settled for lesser amounts. During 2018, these liabilities have been adjusted to their respective settled amounts, resulting in significant variation between the settled amount and the expected amount of the allowed claim as described in note 29.

Change in Accounting Estimates

Allowance for doubtful accounts

The Company review its estimates of allowance for doubtful accounts considering the incurred loss model, including the effects of probable losses on accounts receivable taking into account the measures implemented to restrict the provision of services to and collect late payments from customers.

Consolidated Financial Statements

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries, including the ones under bankruptcy in foreign jurisdictions (Oi Holanda and Portugal Telecom International Finance B.V) which were under the Company´s control as of December 31, 2018. All significant intercompany balances and transactions have been eliminated in consolidation. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting.

The assets and liabilities related to the operations in Africa are stated in a single line item of the balance sheet as held-for-sale assets as a result of Management’s expectation and decision to hold these assets and liabilities for sale. In the statement of operations, however, costs/expenses and revenue/gains are stated under the full consolidation method because these assets do not meet the criteria to be classified as “discontinued operation”.

The table below shows the equity interests held in the capital of the Company’s subsidiaries:

Companies related to the continuing operations

Company	Core business	Home country	Direct 2018	Indirect 2018	Direct 2017	Indirect 2017
Oi Holanda	Raising funds in the international market	The Netherlands	100%		100%
Portugal Telecom International Finance B.V	Raising funds in the international market	The Netherlands	100%		100%
CVTEL, BV	Investment management	The Netherlands	100%		100%
Carrigans Finance S.à.r.l.	Investment management	Luxembourg	100%		100%
Copart 5	Property investments	Brazil	100%		100%
Rio Alto Gestão de Créditos e Participações S.A. (“Rio Alto”)	Receivables portfolio management and interests in other entities	Brazil	100%		100%
Oi Serviços Financeiros S.A. (“Oi Serviços Financeiros”)	Financial services	Brazil	99.87%	0.13%	99.87%	0.13%
Bryophyta SP Participações Ltda.	Property investments	Brazil	99.80%	0.20%	99.80%	0.20%
Telemar	Fixed telephony – Region I	Brazil	100%		100%
Oi Móvel	Mobile telephony – Regions I, II, and III	Brazil		100%		100%
Paggo Empreendimentos S.A.	Payment and credit systems	Brazil		100%		100%
Paggo Acquirer Gestão de Meios de Pagamentos Ltda.	Payment and credit systems	Brazil		100%		100%
Paggo Administradora Ltda. (“Paggo Administradora”)	Payment and credit systems	Brazil		100%		100%
Serede – Serviços de Rede S.A. (“Serede”)	Network services	Brazil	17.51%	82.49%	18.57%	81.43%
Brasil Telecom Comunicação Multimídia Ltda. (“BrT Multimídia”)	Data traffic	Brazil		100%		100%
Copart 4	Property investments	Brazil		100%		100%
Dommo Empreendimentos Imobiliários Ltda.	Purchase and sale of real estate	Brazil		100%		100%
Brasil Telecom Call Center S.A. (“BrT Call Center”)	Call center and telemarketing services	Brazil		100%		100%
BrT Card Serviços Financeiros Ltda. (“BrT Card”)	Financial services	Brazil		100%		100%
Pointer Networks S.A. (“Pointer”)	Wi-Fi internet	Brazil		100%		100%
Pointer Peru S.A.C	Wi-Fi internet	Peru		100%		100%
VEX Venezuela C.A	Wi-Fi internet	Venezuela		100%		100%
VEX USA Inc.	Wi-Fi internet	United States of America		100%		100%
VEX Ukraine LLC	Wi-Fi internet	Ukraine		40%		40%

Companies classified as assets held for sale

Company	Core business	Home country	Direct 2018	Indirect 2018	Direct 2017	Indirect 2017
PT Participações, SGPS, S.A. (“PT Participações”)	Management of equity investments	Portugal	100%		100%
Oi Investimentos Internacionais S.A. (“Oi Investimentos”)	Business consulting and management services, preparation of projects and economic studies, and investment management	Portugal		100%		100%
Africatel GmbH & Co.KG.	Investment management	Germany		100%		100%
Africatel GmbH	Investment management	Germany		100%		100%
Africatel Holdings, BV	Investment management	The Netherlands		86%		86%
PT Ventures, SGPS, S.A.	Management of equity interests in the context of international investments	Portugal		86%		86%
Directel - Listas Telefónicas Internacionais, Lda. (“Directel”)	Telephone directory publishing and operation of related databases, in international operations	Portugal		86%		86%
TPT - Telecomunicações Publicas de Timor, S.A. (“TPT”)	Provision of telecommunications, multimedia and IT services, and purchase and sale of related products in Timor	Portugal		76.14%		76.14%
Directel Cabo Verde – Serviços de Comunicação, Lda.	Telephone directory publishing and operation of related databases in Cape Verde	Cape Verde		51.60%		51.60%
Kenya Postel Directories, Ltd.	Production, publishing and distribution of telephone directories and other publications	Kenya		51.60%		51.60%
Elta - Empresa de Listas Telefónicas de Angola, Lda.	Telephone directory publishing	Angola		47.30%		47.30%
Timor Telecom, S.A.	Telecommunications services concessionaire in Timor	Timor		44%		44%
CST – Companhia Santomense de Telecomunicações, S.A.R.L.	Operation of fixed and mobile telecommunication public services in Sao Tomé and Principe	Sao Tomé		43.86%		43.86%
LTM - Listas Telefónicas de Moçambique, Lda.	Management, publishing, operation and sale of telecommunications subscriber and classified ads directories	Mozambique		43%		43%

The equity interests in joint arrangements and interests in associates are measured using the equity method and are as follows:

Company	Core business	Home country	Direct 2018	Indirect 2018	Direct 2017	Indirect 2017
Companhia AIX de Participações (“AIX”)	Data traffic	Brazil		50%		50%
Paggo Soluções e Meios de Pagamento S.A. (“Paggo Soluções”)	Financial company	Brazil		50%		50%
Gamecorp S.A. (“Gamecorp”)	Pay TV service, except programmers	Brazil		29.90%		29.90%
Hispamar Satélites S.A. (“Hispamar”)	Satellite operation	Brazil		19.04%		19.04%

Functional and presentation currency

The Company and its subsidiaries operate primarily as telecommunications operators in Brazil, Africa, and Asia, and engage in activities typical of this industry. The items included in the financial statements of each group company are measured using the currency of the main economic environment of the respective company’s operations (“functional currency”). The consolidated financial statements are presented in Brazilian Reais (R$), which is the Company’s functional and presentation currency.

Transactions and balances

Foreign currency-denominated transactions are translated into the functional currency using the exchange rates prevailing on the transaction dates. Foreign exchange gains and losses arising on the settlement of the transaction and the translation at the exchange rates prevailing at year end, related foreign currency-denominated monetary assets and liabilities are recognized in the statement of profit or loss, except when qualified as hedge accounting and, therefore, deferred in equity as cash flow hedges.

Group companies with a different functional currency

The profit or loss and the financial position of all Group entities, none of which uses a currency from a hyperinflationary economy, whose functional currency is different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities are translated at the prevailing rate at the end of the reporting period;

•	revenue and expenses disclosed in the statement of profit or loss are translated using the average exchange rate;

•	all the resulting foreign exchange differences are recognized as a separate component of equity in other comprehensive income; and

•	goodwill and fair value adjustments, arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing exchange rate.

At December 31, 2018 and 2017, the foreign currency-denominated assets and liabilities were translated into Brazilian Reais using mainly the following foreign exchange rates:

	Closing rate			Average rate
Currency	2018	2017	2016	2018	2017	2016
Euro	4.4390	3.9693	3.4384	4.3094	3.6089	3.8543
US dollar	3.8748	3.3080	3.2591	3.6558	3.1925	3.4833
Cape Verdean escudo	0.0403	0.0360	0.0313	0.0391	0.0327	0.0352
Sao Tomean dobra	0.000185	0.000162	0.000140	0.000177	0.000149	0.000160
Kenyan shilling	0.0381	0.0321	0.0318	0.0361	0.0309	0.0343
Namibian dollar	0.2698	0.2687	0.2325	0.2764	0.2401	0.2369
Mozambican metical	0.0627	0.0565	0.0450	0.0601	0.0499	0.0579
Angolan kwanza	0.0126	0.0200	0.0197	0.0147	0.0193	0.0214

Segment information

The presentation of information relating to operating segments is consistent with the internal reports provided to the chief operating decision maker of the Company, defined by the Company as the Board of Executive Officers (“Comitê de Gestão”). The results of segment operations are regularly reviewed in order to make decisions about the allocation of resources to assess operational performance and for strategic decision-making.

Business combinations

The Company uses the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred, and the equity instruments issued. The consideration transferred includes the fair value of assets and liabilities resulting from a contingent consideration contract, where applicable. The identifiable assets acquired and the liabilities and contingent liabilities assumed in a business combination are initially measured at their fair values at the date of acquisition. The Company depreciates amounts recognized according to the useful lives of the underlying assets, and tests such assets to determine any asset impairment losses when there is evidence of impairment. The Company tests goodwill for impairment on an annual basis. There were no business combinations for the years presented.

Investment Securities

Investment securities at December 31, 2018 and 2017 consist of short-term and long-term investments classified as trading and an investment at Unitel and CVT are classified as available-for-sale. Trading and available-for-salesecurities are recorded at fair value. Unrealized holding gains and losses on trading securities are included in earnings. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized.

A decline in the market value of any available-for-sale below cost that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other-than-temporary, the Company considers all available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable forecasts when developing estimate of cash flows expected to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Cash and cash equivalents

This caption includes cash and cash fund, banks, and highly liquid short-term investments (usually maturing within less than three months), immediately convertible into a known cash amount, and subject to an immaterial risk of change in value, which are stated at fair value at the end of the reporting period and which do not exceed their market value, and whose classification is determined as shown below.

Cash investments

Cash investments are classified according to their purpose as: (i) trading securities; (ii) held to maturity; and (iii) available for sale.

Trading security investments are measured at fair value and their effects are recognized in profit or loss. Held-to-maturity short-term investments are measured at the cost of acquisition plus interest earned, less allowance for impairment losses, where applicable, and their effects are recognized in profit or loss. Available-for-sale investments are measured at fair value, and their unrealized gains and losses are excluded from earnings and reported in other comprehensive income until realized, except when all or a portion of the unrealized holding gain and loss of an available-for-sale security that is designated as being hedged in a fair value hedge when it shall be recognized in earnings during the period of the hedge. Upon the adoption of ASU 2016-01 on January 1, 2018, all investments in equity securities are carried at fair value with changes in fair value recognized in net income.

Accounts receivable

Accounts receivable from telecommunications services provided are stated at the tariff or service amount on the date they are provided and do not differ from their fair values.

These receivables also include receivables from services provided and not billed by the end of the reporting period and receivables related to handset, SIM cards, and accessories. The allowance for doubtful accounts estimate is recognized in an amount considered sufficient to cover possible losses on the realization of these receivables. The allowance for doubtful accounts estimate is prepared based on historic default rates.

The allowance for doubtful accounts is set up to recognize probable losses on accounts receivable taking into account the measures implemented to restrict the provision of services to and collect late payments from customers.

There are cases of agreements with certain customers to collect past-due receivables, including agreements that allow customers to settle their debts in installments. The actual amounts not received may be different from the allowance recognized, and additional accruals might be required.

Non-current assets held-for-sale and discontinued operations

Long-lived assets are classified as held-for-sale if its carrying amount is will be recovered principally through a sale transaction rather than through continuing use and if meet they the held-for-sale criteria. For this to be the case, the disposal must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, and its sale must be probable. The results of discontinued operations are reported in one line item in the consolidated statements of income for current and prior periods, commencing in the period in which the business meets the criteria of a discontinued operation, including any gain or loss recognized as adjustment of the carrying amount to fair value less cost to sell.

Property, plant and equipment

Property and equipment consists of transmission equipment, trunking and switching stations, metallic and fiber-optic cable networks and lines, underground ducts, posts and towers, data communication equipment, network systems and infrastructure and motor-generator groups.

Property, plant and equipment is stated at cost of purchase or construction, less accumulated depreciation. Historical costs include expenses directly attributable to the acquisition of assets. They also include certain costs for facilities, when it is probable that the future economic benefits related to such costs will flow to the Company. The borrowings and financing costs directly attributable to the purchase, construction or production of a qualifying asset are capitalized in the initial cost of such asset. Qualifying assets are those that necessarily require a significant time to be ready for use.

Costs of major replacements and improvements are capitalized. Repair and maintenance expenditures that do not enhance or extend the asset’s useful life are charged to operating expenses as incurred.

Depreciation is calculated on a straight-line basis, based on the estimated useful lives of the assets. The Company reviews the useful lives annually.

Intangible assets

Acquired intangible assets with finite useful lives are recognized at cost, less amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over the asset’s estimated useful life. The estimated useful life and method of amortization are reviewed at the end of each annual reporting period, and the effect of any changes in estimates is accounted for on a prospective basis. Intangible assets with indefinite useful lives are carried at cost less accumulated impairment losses.

Software licenses purchased are capitalized based on the costs incurred to purchase the software and make it ready for use. Software maintenance costs are expensed as incurred.

Regulatory licenses acquired in a business combination are amortized over the STFC concession period. The regulatory licenses for the operation of the mobile telephony services are recognized at cost of acquisition and amortized over the effective period of each licenses.

Long-lived assets

Long-lived assets include assets that do not have indefinite lives, such as property, plant, and equipment, and purchased intangible assets subject to amortization. They are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If any indicators of impairment are present, it is performed a test for recoverability. The carrying value of a long-lived asset or asset group is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated from the use and eventual disposition of the asset or asset group. If the undiscounted cash flows do not exceed the asset or asset group’s carrying amount, then an impairment loss is recorded, measured as the amount by which the carrying amount of a long-lived asset or asset group exceeds its fair value.

Provision for contingencies

Liabilities for loss contingencies arising from claims, assessment, litigation, fines and penalties are recorded when a present obligation as a result of past events exists, it is probable that a loss will occur and a reliable estimate of the obligation can be made. These liabilities do not include estimates of legal fees and other directly related costs to be incurred, and it takes into consideration the opinion of the management and its in-house and outside legal counsel, and the amounts are recognized based on the cost of the expected outcome of ongoing lawsuits.

Pension and other postretirement plans

The Company and its subsidiaries have defined benefit and defined contribution plans. The Company also sponsors a defined benefit health care plan for retirees and employees.

Private pension plans and other postretirement benefits sponsored by the Company and its subsidiaries for the benefit of their employees are managed by two foundations. Contributions are determined based on actuarial calculations, when applicable, and charged to profit or loss on the accrual basis

In the defined contribution plan, the sponsor makes fixed contributions to a fund managed by a separate entity. The contributions are recognized as employee benefit expenses as incurred. The sponsor does not have the legal or constructive obligation of making additional contributions, in the event the fund lacks sufficient assets to pay all employees the benefits related to the services provided in the current year and prior years.

For the defined benefit plans, the Company records annual amounts relating to its pension and postretirement plans based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, assumed rates of return, compensation increases, turnover rates and healthcare cost trend rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in accumulated other comprehensive income and amortized to net periodic cost over future periods using the corridor method. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions.

The Company recognizes the over or under-funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and recognizes changes in that funded status in the year in which the changes occur through other comprehensive income.

The Company is not required to record actuarial calculations for multi-employer pension plans such as the PBS-A and contributions to such plans are recorded on an accrual basis. Refunds from these plans are recorded only upon the cash receipt.

Revenue recognition

Effective January 1, 2018 the Company adopted Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606)”, (“Topic 606”) using the “modified retrospective” method, meaning the standard is applied only to the most current period presented in the financial statements.

Revenues correspond basically to the amount of the payments received or receivable from sales of services in the regular course of the Company’s and its subsidiaries’ activities.

Service revenue is recognized when services are provided. Local and long distance calls are charged based on time measurement according to the legislation in effect. The services charged based on monthly fixed amounts are calculated and recorded on a straight-line basis. Prepaid services are recognized as unearned revenues and recognized in revenue as services are used by customers.

Revenue from sales of handsets and accessories is recognized when these items are delivered and accepted by the customers. Discounts on services provided and sales of cell phones and accessories are taken into consideration in the recognition of the related revenue. Revenues involving transactions with multiple elements are identified in relation to each one of their components and the recognition criteria are applied on an individual basis. Revenue is not recognized when there is significant uncertainty as to its realization.

Financial income and expenses

Financial income is recognized on an accrual basis and comprises interest on receivables settled after the due date, gains on short-term investments and gains on derivative instruments. Financial expenses represent interest effectively incurred and other charges on borrowings, financing, derivative contracts, and other financial transactions. They also include banking fees and costs, financial intermediation costs on the collection of trade receivables, and other financial transactions.

Income taxes

Income taxes are recorded under the asset and liability method. Deferred taxes assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their tax basis and for tax loss carryforwards. Deferred tax asset is reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The company and its subsidiaries file income tax returns in all jurisdictions in which they do business (Brazil is the only major tax jurisdiction). In Brazil, income tax returns are subject to review and adjustment by the tax authorities during a period of five calendar years. Positions challenged by the taxing authorities may be settled or appealed by the company. In Brazil, all audit periods prior to 2013 are closed for federal examination purposes.

As of December 31, 2018 and 2017, the Company has no unrecognized tax benefits, nor any interest and penalties thereon.    Interest and penalties on an underpayment of income taxes are recognized as part of interest expense and other expenses, respectively.

Recent Accounting Pronouncements Adopted in 2018

On January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (“Topic 606”), using the “modified retrospective” method, meaning the standard is applied only to the most current period presented in the financial statements.

ASC 606 establishes a new five-step model that to account for revenue from contracts with costumers. Pursuant to ASC 606, revenue is recognized in an amount that reflects the consideration that an entity expects to be entitled to in exchange from the transfer of goods or services to a customer.

The new revenue standard supersedes all the revenue recognition requirements in effect until December 31, 2017 pursuant to U.S. GAAP.

Management determined the following impacts from adopting the new standard on January 1, 2018:

Sales of handheld devices at a discount

The Company offers its customers, who have acquired a given service package or entered into certain mobility contracts, handheld devices at a discount. Since the equipment (cellphone) is not a key condition for the provision of the service and there is no customization by the Company to offer the service using a given device, the Company considers such sale a separate performance obligation. Pursuant to ASC 606, the discount should be allocated to the performance obligations arising on the sale of plans and in a mobility contract and the revenue from the sale of handheld devices should increase due to the recognition of the revenue from the sale of cellphones at the time the control over the good is transferred to the customer, while the service revenue should be reduced throughout the transfer of the promised service. The total revenue earned throughout the entire service agreement will not change and there will be no change either in the revenue process from customers and the Company’s cash flows.

The Company did not identify the significant financial impact on the sale of cellphones at a discount because the discounts amount is immaterial compared to the Company’s revenue as a whole.

Revenue from registration/service installation fees

The registration/installation fee collected from customers at the time a contract is nonrefundable and refers to the activity the Company is required to undertake when entering into a contract or a comparable activity required to fulfill such contract, while such activity does not entail the transfer of a good or the service promised to the customer. The fee is an advance payment for future goods or services and, therefore, should be recognized as revenue when such goods or services are supplied. For purposes of complying with ASC 606, considering that such fees are a separate performance obligation, revenue must be recognized together with the revenue of said service provision, i.e., it should be deferred and recognized in profit or loss throughout the contract period.

As at January 1, 2018, the Company and its subsidiaries recognized a contractual liability as a contra entry to accumulated losses, which generated the deferral of the revenue from registration/installation fee according to contract duration (12 months), amounting to R$138 million, net of taxes.

Recognition of costs incurred on the performance of a contract

The Company must recognize as an asset the incremental costs incurred to obtain a contract with a customer that are expected to be recovered, and must recognize an impairment loss in profit or loss as the carrying amount of the recognized assets exceeds the remaining amount of the consideration the Company expects to receive in exchange for the goods and services to which the asset refers. The Company must recognize in assets certain costs, substantially commissions on sales, which are currently recognized directly in profit or loss and recognize them on a systematic basis, consistent with the transfer of the goods and services to which the asset refers to the customer.

As at January 1, 2018, the Company and its subsidiaries recognized a contractual asset as a contra entry to accumulated losses, which generated the deferral of the costs incurred over the performance contract that were recognized in profit or loss based on the transfer of the goods and services to each customer (churn), amounting to R$793 million, net of taxes.

The Company adopted ASC 606, taking into account the modified retrospective application permitted by the respective standards. Accordingly, we present below the consolidated results for the years ended December 31, 2018, less the effects recognized as a result of this application, compared with December 31, 2017.

	12/31/2018 (with ASC 606)	ASU ASC 606 adjustments	12/31/2018 (w/o ASC 606)	12/31/2017

Net operating revenue	22,060,014	15,588	22,075,602	23,789,654
Cost of sales and/or services	(15,822,732)		(15,822,732)	(15,676,216)
Gross profit	6,237,282	15,588	6,252,870	8,113,438
Operating income (expenses)
Selling expenses	(4,478,352)	(119,214)	(4,597,566)	(4,399,936)
General and administrative expenses	(2,697,865)		(2,697,865)	(3,064,252)
Other operating income (expenses), net	417,159		417,159	(1,043,922)
Reorganization items, net	31,580,541		31,580,541	(2,371,918)
Income (loss) before financial and taxes	31,058,765	(103,626)	30,955,139	(2,766,590)
Financial expenses, net	(4,012,067)		(4,012,067)	(1,612,058)
Income (loss) before income taxes	27,046,698	(103,626)	26,943,072	(4,378,648)
Income tax (current and deferred)	347,139	35,233	382,372	350,987
Net income (loss) for the year	27,393,837	(68,393)	27,325,444	(4,027,661)

Recognition and Measurement of Financial Assets and Financial Liabilities - In January 2016, the FASB issued ASU 2016-01, Financial Instruments (Topic 825) which makes targeted improvements to the accounting for, and presentation and disclosure of, financial instruments, except those accounts for under the equity method or those that result in consolidation. ASC 825 requires that most equity investments be measured at fair value, with subsequent changes in fair value recognized in net income. ASC 825 does not affect the accounting for investments that would otherwise be consolidated or accounted for under the equity method. The new standard also impacts financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. The provisions of ASU 2016-01 are effective for the Company for annual periods in fiscal years beginning after December 15, 2017. The Company adopted this standard effective January 1, 2018 and it did not have a material impact.

New Accounting Standards

Leases - In February 2016, the FASB issued ASU 2016-02, which supersedes FASB ASC Topic 842, Leases, and makes other conforming amendments to U.S. GAAP. ASU 2016-02 requires, among other changes to the lease accounting guidance, lessees to recognize most leases on-balance sheet via a right of use asset and lease liability, and additional qualitative and quantitative disclosures. ASU 2016-02 is effective for the Company for annual periods in fiscal years beginning after December 15, 2018, permits early adoption, and mandates a modified retrospective transition method.

At the lease commencement date, the lessee shall recognize a liability related to the lease payments (i.e., a lease liability) and a lease asset that represents the right to use the underlying asset during the lease term (i.e., a right-of-useasset). The lessees are required to separately recognize an interest expense on the cease liability and a depreciation expense on the right-of-use asset.

There is no significant change in the lessor’s recognition based on ASC 842 regarding the current accounting. The lessors shall continue to classify all leases pursuant to the same classification principle, differentiating between two types of leases: operating and finance leases.

ASC 842 also requires that both lessees and lessors make disclosures more comprehensive than the previous standard.

ASC 842 is effective for annual periods beginning on or after January 1, 2019. The lessee can elect to adopt the standard using the full retrospective approach or a modified retrospective approach. The standard’s transition provisions allow certain exemptions.

During the year ended 2018, the Company and its subsidiaries assessed the potential impacts on its financial statements arising from the first-time adoption of ASC 842. This valuation was segregated into different stages, such as:

i)	Inventory-taking of lease agreements;
ii)	Transition approach;

iii)	Measurement of the opening liability and the opening asset;

iv)	Valuation of the discount rate and estimated term;

v)	Impacts on first-time adoption.

Transition

The Company plans to adopt ASC 842 pursuant to the modified retrospective approach (i.e., beginning January 1, 2019, taking into account the right-of-use equal to the lese liability upon the first-time adoption), and reflected a cumulative effect adjustment in the first quarter of 2019, rather than restating any prior periods. The Company will elect to apply the standard to agreements that were identified as leases pursuant to the previous standard. As a result, the Company will not apply the standard to agreements that have not previously been identified as containing a lease, and will exclude lease agreements maturing in the next twelve months, without probable renewal intention, in addition to applying a single discount rate to leases with similar characteristics and excluding to direct initial costs in the measurement of the right-of-use.

The Company will elect the package of practical expedients permitted under the transition guidance, which does not require reassessment of prior conclusions related to contracts containing a lease, lease classification and initial direct lease costs. As an accounting policy election, the company will exclude short-term leases (term of 12 months or less) from the balance sheet presentation and will account for non-lease and lease components in a contract as a single lease component for most asset classes.

Impacts

On January 1, 2019, the Company’s management estimates that the changes introduced by ASC 842 will have material impacts to be recognized as a right-of-use asset and a lease liability in the financial statements, and these impacts at present value were estimated from R$6.9 to R$8.7 billion in the Company’s financial statements.

The impacts refer, basically, to the lease agreements of towers, properties, stores, vehicles, and sites.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” In November 2018, the FASB issued ASU 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses,” which amends the scope and transition requirements of ASU 2016-13. The standard requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectibility of the reported amount. The standard will become effective for us beginning January 1, 2020 and will require a cumulative-effect adjustment to Accumulated deficit as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). Early adoption is permitted for us as of January 1, 2019. We are currently evaluating the impact this guidance will have on our Financial Statements and the timing of adoption.

In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities”, which makes targeted improvements to the accounting for, and presentation and disclosure of, financial instruments, except those accounts for under the equity method or those that result in consolidation. ASU 2016-01 requires that most equity investments be measured at fair value, with subsequent changes in fair value recognized in net income. ASU 2016-01 does not affect the accounting for investments that would otherwise be consolidated or accounted for under the equity method. The new standard also impacts financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. The provisions of ASU 2016-01 are effective for the Company for annual periods in fiscal years beginning after December 15, 2017. The Company adopted this standard effective January 1, 2018 and it did not have a material impact.